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                                                        Columbia Management Logo

 SUPPLEMENT DATED NOV. 29, 2010 TO THE PROSPECTUS LISTED BELOW, AS SUPPLEMENTED

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
Fund                                                     Prospectus Material Number        Effective Date
Columbia Large Value Quantitative Fund                           S-6523-99 E (11/10)         11/29/2010



Class T shares of the Fund are not currently available for investment.

S-6523-4 A (11/10)